Employee Benefits, Changes in Fair Value in Pension Plan And Other Benefits Plan Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other benefits plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	$ 48	$ 32
Gross Realized Gain (Loss)	0	(9)
Gross Unrealized Gain (Loss)	0	8
Purchases, sales, issuances and settlements, net	(1)	17
Transfers into Level 3	0	0
Balance end of year	47	48
Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	847	836
Gross Realized Gain (Loss)	20	10
Gross Unrealized Gain (Loss)	34	34
Purchases, sales, issuances and settlements, net	(109)	(35)
Transfers into Level 3	0	2
Balance end of year	792	847
Long duration fixed income [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	0
Gross Realized Gain (Loss)	0
Gross Unrealized Gain (Loss)	0
Purchases, sales, issuances and settlements, net	1
Transfers into Level 3	0
Balance end of year	1
Intermediate (core) fixed income [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	10	9
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	1	2
Purchases, sales, issuances and settlements, net	(5)	(3)
Transfers into Level 3	0	2
Balance end of year	6	10
High-yield fixed income [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	1	0
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, issuances and settlements, net	0	1
Transfers into Level 3	0	0
Balance end of year	1	1
Domestic large-cap stocks [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	4	5
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	(1)	1
Purchases, sales, issuances and settlements, net	(1)	(2)
Transfers into Level 3	0	0
Balance end of year	2	4
International stocks [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	6	1
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	(1)	2
Purchases, sales, issuances and settlements, net	(4)	3
Transfers into Level 3	0	0
Balance end of year	1	6
Real estate/timber[Member] | Other benefits plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	12	4
Gross Realized Gain (Loss)	0	(7)
Gross Unrealized Gain (Loss)	0	10
Purchases, sales, issuances and settlements, net	0	5
Transfers into Level 3	0	0
Balance end of year	12	12
Real estate/timber[Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	360	353
Gross Realized Gain (Loss)	10	(6)
Gross Unrealized Gain (Loss)	22	8
Purchases, sales, issuances and settlements, net	(37)	5
Transfers into Level 3	0	0
Balance end of year	355	360
Multi-strategy hedge funds [Member] | Other benefits plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	10	5
Gross Realized Gain (Loss)	0	(1)
Gross Unrealized Gain (Loss)	0	(3)
Purchases, sales, issuances and settlements, net	(2)	9
Transfers into Level 3	0	0
Balance end of year	8	10
Multi-strategy hedge funds [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	313	339
Gross Realized Gain (Loss)	5	6
Gross Unrealized Gain (Loss)	(3)	12
Purchases, sales, issuances and settlements, net	(64)	(44)
Transfers into Level 3	0	0
Balance end of year	251	313
Private equity [Member] | Other benefits plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	4	2
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	1
Purchases, sales, issuances and settlements, net	0	1
Transfers into Level 3	0	0
Balance end of year	4	4
Private equity [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	112	83
Gross Realized Gain (Loss)	1	1
Gross Unrealized Gain (Loss)	16	10
Purchases, sales, issuances and settlements, net	0	18
Transfers into Level 3	0	0
Balance end of year	129	112
Other [Member] | Other benefits plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	22	21
Gross Realized Gain (Loss)	0	(1)
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, issuances and settlements, net	1	2
Transfers into Level 3	0	0
Balance end of year	23	22
Other [Member] | Pension plan assets [Member]
Changes in Level Three Pension Plan Assets Measured at Fair Value [Abstract]
Balance beginning of year	41	46
Gross Realized Gain (Loss)	4	9
Gross Unrealized Gain (Loss)	0	(1)
Purchases, sales, issuances and settlements, net	1	(13)
Transfers into Level 3	0	0
Balance end of year	$ 46	$ 41